UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-21600

                   Scudder Global Commodities Stock Fund, Inc.
                   -------------------------------------------
               (Exact name of registrant as specified in charter)


                                 345 Park Avenue
                               New York, NY 10154
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  12/31
                          -----

Date of reporting period:  9/30/04
                         ---------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder Global Commodities Stock Fund, Inc.
Investment Portfolio as of September 30, 2004 (Unaudited)

--------------------------------------------------------------------------------------------------------------------

                                                                         Shares                            Value ($)
                                                                      ----------------------------------------------

Common Stocks 80.1%
Australia 0.6%
Alumina Ltd.                                                               522,800                        2,139,404
(Cost $2,083,381)

Brazil 1.3%
Companhia Vale do Rio Doce (ADR)*                                          208,500                        4,684,995
(Cost $4,524,538)

Canada 5.5%
Aber Diamond Corp.*                                                         91,100                        3,146,710
Canadian Natural Resources Ltd.                                             96,400                        3,860,281
Encana Corp.                                                               101,800                        4,710,197
Glamis Gold Ltd.*                                                           99,100                        1,838,823
Placer Dome, Inc.*                                                         132,600                        2,649,687
Talisman Energy, Inc.                                                      116,800                        3,020,407
                                                                                                       ------------
(Cost $18,906,407)                                                                                       19,226,105

Finland 1.2%
Stora Enso Oyj "R"                                                         308,500                        4,175,126
(Cost $4,051,219)

France 6.6%
Compagnie de Saint-Gobain                                                   55,123                        2,833,895
Lafarge SA                                                                  74,272                        6,508,661
Total SA                                                                    67,532                       13,776,504
                                                                                                       ------------
(Cost $23,475,780)                                                                                       23,119,060

Germany 2.2%
BASF AG                                                                    131,778                        7,777,942
(Cost $7,472,707)

Hong Kong 0.8%
Yanzhou Coal Mining Co. "H"                                              2,274,200                        2,946,063
(Cost $2,844,099)

Italy 2.3%
Eni SpA                                                                    362,700                        8,138,974
(Cost $8,303,200)

Japan 4.5%
JFE Holdings, Inc.                                                         184,000                        5,252,602
Nippon Mining Holdings, Inc.                                               620,000                        3,145,234
Nippon Steel Corp.                                                       2,175,000                        5,180,690
Oji Paper Co., Ltd.                                                        367,000                        2,078,649
                                                                                                       ------------
(Cost $15,006,773)                                                                                       15,657,175

Luxembourg 0.8%
Arcelor                                                                    150,709                        2,789,508
(Cost $2,708,735)

Netherlands 0.5%
Royal Dutch Petroleum Co.                                                   36,100                        1,862,202
(Cost $1,866,366)

Russia 2.4%
Gazprom (ADR)                                                              109,500                        3,920,100
GMK Norilsk Nickel (ADR)                                                    46,300                        2,940,050
LUKOIL (ADR)                                                                11,100                        1,384,725
                                                                                                       ------------
(Cost $8,236,257)                                                                                         8,244,875

United Kingdom 13.7%
Anglo American PLC                                                         120,968                        2,904,323
BHP Billiton PLC                                                         1,348,207                       14,205,770
BP PLC                                                                   2,161,515                       20,660,423
Rio Tinto PLC                                                              321,691                        8,661,961
Shell Transport & Trading Co., PLC                                         189,774                        1,394,396
                                                                                                       ------------
(Cost $48,498,101)                                                                                       47,826,873

United States 37.7%
Air Products & Chemicals, Inc.                                             114,900                        6,248,262
Alcoa, Inc.                                                                264,800                        8,894,632
Amerada Hess Corp.                                                          16,100                        1,432,900
Anadarko Petroleum Corp.                                                    65,900                        4,373,124
Apache Corp.                                                                57,900                        2,901,369
Bowater, Inc.                                                               36,800                        1,405,392
Bucyrus International, Inc. "A"                                             87,900                        2,953,440
ChevronTexaco Corp.                                                        278,800                       14,954,832
Devon Energy Corp.                                                          40,700                        2,890,107
Dow Chemical Co.                                                           272,800                       12,325,104
ExxonMobil Corp.                                                           339,400                       16,403,202
FMC Technologies, Inc.*                                                     84,300                        2,815,620
Georgia-Pacific Corp.                                                      112,500                        4,044,375
Halliburton Co.                                                             80,400                        2,708,676
Joy Global, Inc.                                                            85,400                        2,936,052
Kerr-McGee Corp.                                                            61,200                        3,503,700
Lyondell Chemical Co.                                                      132,400                        2,973,704
Marathon Oil Corp.                                                          65,300                        2,695,584
MeadWestvaco Corp.                                                          75,500                        2,408,450
Monsanto Co.                                                               202,800                        7,385,976
Peabody Energy Corp.                                                        47,400                        2,820,300
PPG Industries, Inc.                                                        72,800                        4,461,184
Schlumberger Ltd.                                                           76,500                        5,149,215
Smurfit-Stone Container Corp.*                                             190,700                        3,693,859
Transocean, Inc.*                                                           70,600                        2,526,068
Ultra Petroleum Corp.*                                                      60,100                        2,947,905
Weyerhaeuser Co.                                                            58,500                        3,889,080
                                                                                                       ------------
(Cost $130,672,628)                                                                                     131,742,112

                                                                                                       ------------
Total Common Stocks (Cost $278,650,191)                                                                 280,330,414

Cash Equivalents 97.6%
United States 97.6%
Scudder Cash Management QP Trust 1.70% (a)
(Cost $341,320,453)                                                    341,320,453                      341,320,453
                                                                                                       ------------

                                                                              % of
                                                                           Net Assets                   Value ($)
                                                                           ----------                   ---------

Total Investment Portfolio  (Cost $619,970,644)                              177.7                      621,650,867
Other Assets and Liabilities, Net                                            -77.7                     -271,853,991
                                                                                                       ------------
Net Assets                                                                   100.0                      349,796,876
                                                                                                       ============

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Americas Inc. The rate shown is the annualized seven-day yield at period end.


At September 30, 2004, the Global Commodities Stock Fund, Inc. had the following sector diversification:

                                                                                 Percent of
Sector                                                         Value ($)             TNA (%)
--------------------------------------------------------------------------------------------
Materials                                                        140,431,282           40.1
--------------------------------------------------------------------------------------------
Energy                                                           131,175,745           37.5
--------------------------------------------------------------------------------------------
Industrials                                                        8,723,387            2.5
--------------------------------------------------------------------------------------------
Total Long Term Investments                                      280,330,414           80.1
--------------------------------------------------------------------------------------------
Cash Equivalents, Other Assets & Other Liabilities, net           69,466,462           19.9
--------------------------------------------------------------------------------------------
Total Net Assets                                                 349,796,876          100.0
--------------------------------------------------------------------------------------------


ADR: American Depository Receipts

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Global Commodities Stock Fund, Inc.


By:                                 /s/Julian Sluyters
                                    --------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               November 19, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                          Scudder Global Commodities Stock Fund, Inc.

By:                                 /s/Julian Sluyters
                                    --------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               November 19, 2004



By:                                 /s/Paul Schubert
                                    --------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               November 19, 2004